Financial Liabilities At Amortised Cost - Bank Loans (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Bank Loans [Abstract]
Local Financial Institutions	$ 3,592,942	$ 0
Foreign Financial Institutions	2,539,186	8,487,730
Central Bank	16,748	15,394
Total Bank Loans	$ 6,148,876	$ 8,503,124